Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Corporate debt	$ 686,409	$ 684,073
Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	582
Between January and September 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	10,836
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	190,442
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	97,508
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	387,041
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	92,482
New Revolving Credit Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	314
New Revolving Credit Facility [Member] | Between January and September 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	92,168
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	293,354
Note Issuance Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	154
Note Issuance Facility [Member] | Between January and September 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	98,274
Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	97,508
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	97,418
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	10,885
2017 Credit Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	49
2017 Credit Facility [Member] | Between January and September 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	10,836
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	289,688
2019 Note Issuance Facility [Member] | Remainder of 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	65
2019 Note Issuance Facility [Member] | Between January and September 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 289,623